Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 24.54%
FHLMC	2.00%	12-1-2051	$958,429	$ 921,411
FHLMC	2.00	12-1-2051	1,637,634	1,573,748
FHLMC	2.00	11-25-2059	1,041,346	1,015,838
FHLMC	2.50	12-1-2051	3,133,219	3,100,193
FHLMC	2.50	1-1-2052	3,807,971	3,770,369
FHLMC	3.00	7-1-2046	336,781	345,222
FHLMC	3.00	7-1-2046	386,222	395,894
FHLMC	3.00	11-1-2049	1,481,917	1,503,469
FHLMC	3.50	4-1-2043	422,658	444,907
FHLMC	3.50	5-1-2044	266,346	280,363
FHLMC	3.50	6-1-2046	176,678	184,705
FHLMC	3.50	2-1-2047	1,046,408	1,093,004
FHLMC	3.50	4-1-2047	209,342	219,350
FHLMC	3.50	12-1-2047	794,773	831,122
FHLMC	3.50	3-1-2048	841,140	876,263
FHLMC	3.50	8-1-2049	227,060	234,567
FHLMC	4.00	4-1-2044	307,951	330,347
FHLMC	4.00	8-1-2044	179,589	192,703
FHLMC	4.00	6-1-2048	917,626	974,328
FHLMC	4.50	8-1-2048	1,223,960	1,300,506
FHLMC	4.50	11-1-2048	1,164,644	1,249,761
FHLMC	4.50	11-1-2048	2,095,130	2,242,547
FHLMC Series 2018-3 Class MA ±±	3.50	8-25-2057	3,369,467	3,465,118
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	663,306	695,073
FHLMC Structured Pass-Through Securities Series T-20 Class A6 øø	7.99	9-25-2029	7,356	7,651
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	557,634	627,504
FNMA	1.47	11-1-2029	2,020,000	1,913,656
FNMA	2.00	12-1-2051	2,259,062	2,173,562
FNMA	2.27	4-18-2029	710,000	714,438
FNMA ±±	2.50	5-1-2023	140,876	141,701
FNMA	2.50	8-1-2031	172,533	175,236
FNMA	2.50	2-1-2035	705,763	717,302
FNMA	2.50	2-1-2035	876,024	889,861
FNMA	2.50	12-1-2051	2,540,402	2,513,624
FNMA	2.50	1-1-2052	3,911,424	3,870,228
FNMA	2.50	1-1-2052	4,940,542	4,899,851
FNMA	2.50	1-1-2052	5,220,319	5,168,727
FNMA	2.73	1-1-2023	511,032	514,053
FNMA	2.73	9-1-2023	529,578	535,609
FNMA	3.00	12-1-2032	22,806	23,532
FNMA	3.00	7-1-2046	247,163	253,550
FNMA	3.00	4-1-2047	1,013,008	1,033,532
FNMA %%	3.00	4-25-2049	1,470,000	1,484,700
FNMA	3.00	12-1-2049	1,431,304	1,452,561
FNMA	3.00	12-1-2049	1,232,495	1,250,332
FNMA	3.07	2-1-2026	352,113	364,672
FNMA ±±	3.08	9-1-2025	2,951,574	3,043,106
FNMA	3.08	1-1-2026	471,783	490,185
FNMA ±±	3.09	11-1-2022	163,137	163,341
FNMA ±±	3.32	11-1-2026	1,885,809	1,976,252
FNMA	3.35	1-1-2028	266,919	283,680
FNMA ±±	3.37	12-1-2027	987,591	1,045,446
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.50%	10-1-2032	$371,513	$ 386,565
FNMA	3.50	11-1-2042	140,004	147,221
FNMA	3.50	11-1-2042	152,882	160,775
FNMA	3.50	2-1-2043	69,417	72,642
FNMA	3.50	11-1-2045	669,055	701,931
FNMA	3.50	4-1-2046	85,501	89,692
FNMA	3.50	7-1-2046	213,060	222,529
FNMA	3.50	11-1-2046	303,737	318,241
FNMA	3.50	8-1-2047	1,460,727	1,527,986
FNMA	3.97	6-1-2025	6,745,939	7,126,319
FNMA	4.00	11-1-2040	131,627	139,165
FNMA	4.00	4-1-2041	189,754	200,619
FNMA	4.00	8-1-2046	204,380	219,118
FNMA	4.00	3-1-2049	557,115	586,740
FNMA	4.00	8-1-2051	7,374,199	7,978,680
FNMA	4.00	7-1-2056	328,553	353,939
FNMA	4.50	8-1-2048	895,325	952,433
FNMA	4.50	1-1-2051	8,167,208	8,884,328
FNMA	4.50	6-1-2056	261,502	285,321
FNMA	4.50	6-1-2056	243,247	265,402
FNMA	4.50	6-1-2056	340,445	371,454
FNMA	5.00	9-1-2033	67,831	75,370
FNMA	5.50	2-1-2036	30,248	31,156
FNMA Series 2002-90 Class A2	6.50	11-25-2042	243,570	272,225
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	86,001	97,115
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	806,148	898,486
FNMA Series 2003-W4 Class 3A ±±	5.25	10-25-2042	142,755	158,620
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	289,166	319,805
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	468,966	516,906
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	75,103	84,863
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	486,872	534,973
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	109,674	122,215
GNMA	6.50	10-15-2023	2,946	3,197
GNMA	6.50	11-15-2023	1,527	1,657
GNMA	6.50	12-15-2023	2,360	2,561
GNMA	6.50	1-15-2024	3,329	3,613
GNMA	7.00	8-15-2027	24,326	26,358
SBA Series 2006-20B Class 1	5.35	2-1-2026	66,788	69,480
SBA Series 2006-20H Class 1	5.70	8-1-2026	40,891	43,226
SBA Series 2007-20J Class 1	5.57	10-1-2027	143,615	151,606
SBA Series 2013-20A Class 1	2.13	1-1-2033	163,201	161,839
SBA Series 2013-20J Class 1	3.37	10-1-2033	190,584	196,383
SBA Series 2014-10A Class 1	3.19	3-10-2024	69,588	69,547
SBA Series 2014-10B Class 1	3.02	9-10-2024	96,962	95,955
SBA Series 2014-20A Class 1	3.46	1-1-2034	168,266	174,322
SBA Series 2015-10B Class 1	2.83	9-10-2025	152,033	152,522
SBA Series 2015-20C Class 1	2.72	3-1-2035	241,642	245,206
SBA Series 2015-20E Class 1	2.77	5-1-2035	352,633	359,932
SBA Series 2015-20F Class 1	2.98	6-1-2035	250,855	256,578
SBA Series 2017-10A Class 1	2.85	3-10-2027	285,509	287,565
SBA Series 2017-20F Class 1	2.81	6-1-2037	183,407	187,734
SBA Series 2018-10B Class 1	3.55	9-10-2028	3,547,548	3,658,683
SBA Series 2018-20E Class 1	3.50	5-1-2038	1,704,521	1,792,295
SBA Series 2018-20G Class 1	3.54	7-1-2038	2,029,660	2,138,143
See accompanying notes to portfolio of investments

2  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
SBA Series 2018-20H Class 1	3.58%	8-1-2038	$2,584,708	$ 2,727,429
SBA Series 2018-20K Class 1	3.87	11-1-2038	1,970,322	2,107,546
Total Agency securities (Cost $111,974,908)				113,984,911
Asset-backed securities: 1.50%
ECMC Group Student Loan Trust Series 16-1A Class A (1 Month LIBOR +1.35%) 144A±	1.54	7-26-2066	281,369	285,625
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	0.99	9-25-2068	2,084,293	2,073,742
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	1,200,000	1,228,231
Ford Credit Auto Owner Trust Series 2021-1 Class A 144A	1.37	10-17-2033	1,225,000	1,173,093
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	421,479	423,374
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.87	12-17-2068	1,310,000	1,301,558
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	1.61	8-1-2035	500,000	498,875
Total Asset-backed securities (Cost $7,004,114)				6,984,498
Corporate bonds and notes: 40.58%
Communication services: 1.87%
Diversified telecommunication services: 1.21%
AT&T Incorporated	2.25	2-1-2032	460,000	424,521
AT&T Incorporated	2.75	6-1-2031	535,000	520,671
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,419,212
AT&T Incorporated	5.25	3-1-2037	60,000	70,512
T-Mobile USA Incorporated	3.38	4-15-2029	875,000	856,275
Verizon Communications Incorporated	2.10	3-22-2028	500,000	482,913
Verizon Communications Incorporated	4.81	3-15-2039	1,228,000	1,419,031
Verizon Communications Incorporated 144A	2.36	3-15-2032	470,000	438,859
				5,631,994
Entertainment: 0.12%
Walt Disney Company	2.65	1-13-2031	540,000	534,791
Media: 0.51%
CCO Holdings LLC 144A	4.50	8-15-2030	381,000	366,933
CCO Holdings LLC 144A	5.13	5-1-2027	925,000	934,250
Comcast Corporation	1.95	1-15-2031	550,000	506,488
Lamar Media Corporation	4.88	1-15-2029	550,000	551,375
				2,359,046
Wireless telecommunication services: 0.03%
T-Mobile USA Incorporated 144A	2.40	3-15-2029	150,000	142,784
Consumer discretionary: 3.71%
Auto components: 0.23%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,075,000	1,068,529
Automobiles: 0.15%
General Motors Company	4.88	10-2-2023	400,000	417,576
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	304,117
				721,693
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services: 2.64%
Duke University	3.20%	10-1-2038	$1,175,000	$ 1,172,168
Johns Hopkins University	2.81	1-1-2060	280,000	257,042
Massachusetts Institute of Technology	3.96	7-1-2038	1,780,000	2,001,759
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	155,937
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	965,301
Northwestern University	3.66	12-1-2057	105,000	117,139
Northwestern University	3.69	12-1-2038	1,915,000	2,085,383
President and Fellows of Harvard College	3.62	10-1-2037	275,000	300,595
President and Fellows of Harvard College	4.88	10-15-2040	183,000	232,715
President and Fellows of Harvard College	5.63	10-1-2038	525,000	691,650
Princeton University	5.70	3-1-2039	1,640,000	2,197,657
Service Corporation International	4.63	12-15-2027	450,000	454,500
Service Corporation International	7.50	4-1-2027	345,000	397,613
University of Southern California	3.03	10-1-2039	1,250,000	1,223,987
				12,253,446
Hotels, restaurants & leisure: 0.03%
Starbucks Corporation	2.25	3-12-2030	140,000	132,207
Specialty retail: 0.16%
Foot Locker Incorporated 144A«	4.00	10-1-2029	400,000	364,000
Lowe's Companies Incorporated	1.70	9-15-2028	420,000	394,182
				758,182
Textiles, apparel & luxury goods: 0.50%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	202,750
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,272,913
The William Carter Company 144A	5.63	3-15-2027	185,000	188,469
Wolverine World Wide Company 144A	4.00	8-15-2029	700,000	645,750
				2,309,882
Consumer staples: 0.59%
Beverages: 0.21%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	969,603
Food products: 0.23%
7 Eleven Incorporated 144A	0.95	2-10-2026	220,000	207,143
Archer Daniels Midland Company	2.90	3-1-2032	540,000	546,260
Ingredion Incorporated	2.90	6-1-2030	320,000	316,663
				1,070,066
Household products: 0.15%
Central Garden & Pet Company	5.13	2-1-2028	460,000	468,625
Clorox Incorporated	3.90	5-15-2028	220,000	233,995
				702,620
Energy: 5.32%
Energy equipment & services: 0.51%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,545,978
Halliburton Company	2.92	3-1-2030	820,000	805,982
				2,351,960
See accompanying notes to portfolio of investments

4  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels: 4.81%
Antero Resources Corporation	5.00%	3-1-2025	$1,360,000	$ 1,377,000
Antero Resources Corporation 144A	5.38	3-1-2030	465,000	473,719
Apache Corporation	4.38	10-15-2028	100,000	101,250
BP Capital Markets plc	2.72	1-12-2032	930,000	890,919
Buckeye Partners LP	3.95	12-1-2026	247,000	238,355
Cheniere Energy Partners LP	4.50	10-1-2029	875,000	891,800
Coterra Energy Incorporated 144A	3.90	5-15-2027	500,000	521,001
Devon Energy Corporation	4.50	1-15-2030	450,000	470,252
Enable Midstream Partners	4.95	5-15-2028	790,000	845,389
EnLink Midstream Partners LP	4.85	7-15-2026	430,000	435,375
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	280,280
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,605,289
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	860,000	850,371
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	234,280
Hess Corporation	4.30	4-1-2027	100,000	105,720
HollyFrontier Corporation	4.50	10-1-2030	910,000	916,796
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	184,541
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,648,544
MPLX LP	4.13	3-1-2027	1,500,000	1,577,416
Newfield Exploration Company	5.38	1-1-2026	959,000	1,035,311
Newfield Exploration Company	5.63	7-1-2024	249,000	266,225
NuStar Logistics LP	6.00	6-1-2026	600,000	609,600
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,069,679
Plains All American Pipeline LP	4.70	6-15-2044	600,000	571,634
Plains All American Pipeline LP	4.90	2-15-2045	80,000	77,091
Range Resources Corporation	4.88	5-15-2025	625,000	634,375
Range Resources Corporation	5.00	3-15-2023	753,000	761,471
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	323,637
Transcontinental Gas Pipe Line Company LLC	3.25	5-15-2030	790,000	795,826
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,414,184
Western Midstream Operating LP	4.55	2-1-2030	1,100,000	1,131,416
				22,338,746
Financials: 7.00%
Banks: 3.12%
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	790,000	754,828
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,400,000	1,336,387
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	540,000	488,882
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,491,599
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	170,000	160,942
Citigroup Incorporated (U.S. SOFR +0.77%) ±	1.12	1-28-2027	330,000	310,745
Citigroup Incorporated (U.S. SOFR +1.18%) ±	2.52	11-3-2032	450,000	423,799
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	370,000	353,291
Citigroup Incorporated (U.S. SOFR +1.35%) ±	3.06	1-25-2033	240,000	236,604
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	340,000	342,716
Citigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67	7-24-2028	900,000	931,307
Citigroup Incorporated	4.40	6-10-2025	65,000	68,196
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	660,000	622,903
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	310,000	299,032
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	110,000	105,370
JPMorgan Chase & Company (U.S. SOFR +1.26%) ±	2.96	1-25-2033	390,000	385,482
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,148,504
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	638,196
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	508,139
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
KeyCorp	2.25%	4-6-2027	$690,000	$ 679,240
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	1.19	4-1-2027	400,000	393,703
PNC Bank	4.05	7-26-2028	1,000,000	1,066,174
Regions Financial Corporation	1.80	8-12-2028	540,000	506,050
U.S. Bancorp (U.S. SOFR +1.02%) ±	2.68	1-27-2033	560,000	552,304
Wells Fargo & Company (U.S. SOFR +1.50%) ±	3.35	3-2-2033	680,000	688,686
				14,493,079
Capital markets: 1.33%
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,160
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	210,000	201,211
Goldman Sachs Group Incorporated (U.S. SOFR +1.11%) ±	2.64	2-24-2028	390,000	384,304
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,560,787
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	570,000	604,240
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	740,000	727,530
Morgan Stanley	3.88	1-27-2026	1,000,000	1,043,443
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	300,000	284,207
MSCI Incorporated 144A	4.00	11-15-2029	590,000	593,174
State Street Corporation (U.S. SOFR +1.00%) ±	2.62	2-7-2033	770,000	754,093
				6,158,149
Consumer finance: 1.68%
American Express Company	1.65	11-4-2026	780,000	754,023
American Honda Finance Corporation	1.30	9-9-2026	680,000	650,754
American Honda Finance Corporation	2.25	1-12-2029	440,000	426,533
BMW US Capital LLC Company 144A	3.15	4-18-2024	945,000	965,151
Daimler Finance North America LLC 144A	2.00	12-14-2026	270,000	260,499
Daimler Finance North America LLC 144A	2.38	12-14-2028	450,000	432,016
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	750,104
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,514,856
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,175,200
General Motors Finance Company	2.40	10-15-2028	380,000	359,465
Toyota Motor Credit Coporation	1.90	1-13-2027	500,000	491,337
				7,779,938
Insurance: 0.84%
AON Corporation	2.85	5-28-2027	180,000	181,260
Marsh & McLennan Incorporated	2.38	12-15-2031	510,000	481,495
MetLife Incorporated 144A	1.88	1-11-2027	900,000	879,308
Minnesota Life Insurance Company 144A«	8.25	9-15-2025	650,000	765,385
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	734,090
Northwestern Mutual Life 144A	1.75	1-11-2027	440,000	429,119
Northwestern Mutual Life 144A	3.45	3-30-2051	470,000	448,138
				3,918,795
Mortgage REITs: 0.03%
Ventas Realty LP	3.50	2-1-2025	150,000	154,525
Health care: 4.11%
Biotechnology: 0.29%
AbbVie Incorporated	4.55	3-15-2035	1,200,000	1,321,708
See accompanying notes to portfolio of investments

6  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care equipment & supplies: 0.72%
Baxter International Incorporated 144A	1.92%	2-1-2027	$260,000	$ 252,070
Baxter International Incorporated 144A	2.27	12-1-2028	1,130,000	1,089,088
Hologic Incorporated 144A	3.25	2-15-2029	505,000	478,488
Hologic Incorporated 144A	4.63	2-1-2028	575,000	593,688
Teleflex Incorporated 144A	4.25	6-1-2028	800,000	790,000
Teleflex Incorporated	4.63	11-15-2027	150,000	152,250
				3,355,584
Health care providers & services: 1.75%
Advocate Health Corporation	4.27	8-15-2048	290,000	326,005
BayCare Health System Incorporated	3.83	11-15-2050	145,000	157,579
Cleveland Clinic Foundation	4.86	1-1-2114	347,000	452,041
CVS Health Corporation	1.75	8-21-2030	200,000	180,694
CVS Health Corporation	4.30	3-25-2028	285,000	307,673
CVS Health Corporation	5.05	3-25-2048	130,000	151,797
Kaiser Foundation Hospitals	3.27	11-1-2049	160,000	155,227
Mayo Clinic	4.13	11-15-2052	650,000	749,105
Mednax Incorporated 144A	5.38	2-15-2030	500,000	497,500
Memorial Health Services	3.45	11-1-2049	590,000	584,124
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	185,000	217,134
Northwestern Memorial Hospital «	2.63	7-15-2051	480,000	415,740
NYU Hospitals Center	3.38	7-1-2055	690,000	647,133
OhioHealth Corporation	2.83	11-15-2041	730,000	672,948
OhioHealth Corporation	3.04	11-15-2050	260,000	246,604
Stanford Health Care	3.80	11-15-2048	446,000	482,830
Texas Health Resources	4.33	11-15-2055	687,000	825,705
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	803,321
WakeMed Health & Hospitals	3.29	10-1-2052	280,000	267,295
				8,140,455
Health care technology: 0.10%
IQVIA Incorporated 144A	5.00	10-15-2026	445,000	454,158
Life sciences tools & services: 0.44%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	590,430
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	745,000	738,481
Perkinelmer Incorporated	1.90	9-15-2028	490,000	459,443
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	280,000	265,155
				2,053,509
Pharmaceuticals: 0.81%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	244,687
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,247,449
Bristol Myers Squibb Company	2.95	3-15-2032	310,000	314,015
Merck & Company Incorporated	2.15	12-10-2031	830,000	792,860
Roche Holdings Incorporated 144A	1.93	12-13-2028	290,000	278,362
Roche Holdings Incorporated 144A	2.08	12-13-2031	950,000	902,654
				3,780,027
Industrials: 4.10%
Aerospace & defense: 1.10%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,394,105
Hexcel Corporation	4.20	2-15-2027	1,302,000	1,341,331
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
Moog Incorporated 144A	4.25%	12-15-2027	$700,000	$ 686,259
Raytheon Technologies Corporation	2.25	7-1-2030	360,000	340,869
Raytheon Technologies Corporation	2.38	3-15-2032	250,000	237,309
The Boeing Company	2.70	2-1-2027	840,000	829,264
The Boeing Company	5.15	5-1-2030	155,000	171,204
The Boeing Company	5.71	5-1-2040	110,000	128,138
				5,128,479
Air freight & logistics: 0.22%
Fedex Corporation	3.90	2-1-2035	280,000	292,036
Fedex Corporation	4.25	5-15-2030	660,000	714,915
				1,006,951
Building products: 0.36%
Fortune Brands Home	3.25	9-15-2029	460,000	467,954
Lennox International Incorporated	1.70	8-1-2027	530,000	506,979
Masco Corporation	6.50	8-15-2032	150,000	188,077
Masonite International Company 144A	5.38	2-1-2028	510,000	520,200
				1,683,210
Chemicals: 0.28%
Axalta Coating Systems LLC 144A	4.75	6-15-2027	670,000	671,675
GrafTech International Incorporated 144A	4.63	12-15-2028	640,000	621,920
				1,293,595
Commercial services & supplies: 0.29%
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	426,063
Stericycle Incorporated 144A	3.88	1-15-2029	1,010,000	940,563
				1,366,626
Electrical equipment: 0.43%
Carrier Global Corporation	2.49	2-15-2027	780,000	775,949
Emerson Electric Company	2.00	12-21-2028	325,000	313,869
Emerson Electric Company	2.20	12-21-2031	930,000	884,253
				1,974,071
Industrial conglomerates: 0.10%
Roper Technologies Incorporated	2.95	9-15-2029	470,000	464,244
Machinery: 0.39%
Mueller Water Products Incorporated 144A	4.00	6-15-2029	700,000	668,402
Oshkosh Corporation	3.10	3-1-2030	490,000	481,980
Oshkosh Corporation	4.60	5-15-2028	200,000	214,731
Stanley Black & Decker Incorporated	3.00	5-15-2032	180,000	181,345
Vessel Management Services Incorporated	3.43	8-15-2036	247,000	264,201
				1,810,659
Professional services: 0.11%
Equifax Incorporated	2.35	9-15-2031	180,000	165,363
Relx Capital Incorporated	3.00	5-22-2030	70,000	70,058
Relx Capital Incorporated	4.00	3-18-2029	240,000	255,581
				491,002
See accompanying notes to portfolio of investments

8  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail: 0.51%
Norfolk Southern Corporation	3.00%	3-15-2032	$300,000	$ 305,802
Norfolk Southern Corporation	5.10	12-31-2049	760,000	861,764
Ryder System Incorporated	2.85	3-1-2027	300,000	300,813
Union Pacific Corporation	2.80	2-14-2032	450,000	451,313
Union Pacific Corporation	3.70	3-1-2029	441,000	466,903
				2,386,595
Transportation infrastructure: 0.31%
Crowley Conro LLC	4.18	8-15-2043	1,285,188	1,451,990
Information technology: 2.51%
Electronic equipment, instruments & components: 0.30%
Amphenol Corporation	2.20	9-15-2031	480,000	442,353
Jabil Incorporated	3.95	1-12-2028	900,000	940,802
				1,383,155
IT services: 0.32%
Gartner Incorporated 144A	4.50	7-1-2028	580,000	587,557
IBM Corporation	2.20	2-9-2027	600,000	595,436
Verisign Incorporated	4.75	7-15-2027	300,000	309,366
				1,492,359
Semiconductors & semiconductor equipment: 0.87%
KLA Tencor Corporation	4.10	3-15-2029	150,000	161,774
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,620,412
Microchip Technology Incorporated	4.25	9-1-2025	375,000	384,858
Microchip Technology Incorporated	4.33	6-1-2023	1,370,000	1,409,119
ON Semiconductor Corporation 144A	3.88	9-1-2028	500,000	495,625
				4,071,788
Software: 0.62%
CDK Global Incorporated 144A	5.25	5-15-2029	475,000	486,875
Fair Isaac Corporation 144A	4.00	6-15-2028	725,000	711,406
Fair Isaac Corporation 144A	5.25	5-15-2026	705,000	748,181
Oracle Corporation	2.30	3-25-2028	970,000	924,235
				2,870,697
Technology hardware, storage & peripherals: 0.40%
Apple Incorporated	1.40	8-5-2028	560,000	529,002
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	402,270
HP Incorporated	1.45	6-17-2026	350,000	331,866
TSMC Arizona Corporation	1.75	10-25-2026	600,000	581,322
				1,844,460
Materials: 4.40%
Chemicals: 2.69%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,450,055
Ashland LLC 144A	3.38	9-1-2031	875,000	805,000
DuPont de Nemours Incorporated	4.49	11-15-2025	430,000	458,070
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	1,029,074
ECOLAB Incorporated	2.13	2-1-2032	925,000	872,812
FMC Corporation	3.20	10-1-2026	1,120,000	1,142,963
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  9

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Ingevity Corporation 144A	4.50%	2-1-2026	$2,015,000	$ 1,999,968
Mosaic Company	4.05	11-15-2027	1,090,000	1,152,291
PPG Industries Incorporated	2.55	6-15-2030	770,000	751,244
RPM International Incorporated	4.55	3-1-2029	420,000	456,565
Scotts Miracle-Gro Company	4.50	10-15-2029	120,000	115,800
Scotts Miracle-Gro Company	5.25	12-15-2026	800,000	817,360
The Sherwin-Williams Company	2.95	8-15-2029	450,000	451,887
The Sherwin-Williams Company	3.30	2-1-2025	100,000	102,601
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	681,808
WR Grace Holding LLC 144A	5.63	10-1-2024	200,000	203,968
				12,491,466
Construction materials: 0.10%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	208,427
Martin Marietta Materials Incorporated	2.50	3-15-2030	280,000	268,170
				476,597
Containers & packaging: 1.08%
Graphic Packaging International Company 144A	3.50	3-15-2028	275,000	261,250
Graphic Packaging International Company 144A	3.50	3-1-2029	420,000	394,569
Graphic Packaging International Company	4.13	8-15-2024	355,000	366,431
Packaging Corporation of America	3.00	12-15-2029	480,000	481,067
Sealed Air Corporation 144A	5.50	9-15-2025	450,000	471,384
Silgan Holdings Incorporated	4.13	2-1-2028	760,000	745,438
Westrock Company	3.00	9-15-2024	1,680,000	1,711,139
WRKCo Incorporated	3.90	6-1-2028	560,000	583,448
				5,014,726
Metals & mining: 0.37%
Freeport-McMoRan Incorporated	4.13	3-1-2028	840,000	849,349
Freeport-McMoRan Incorporated	4.55	11-14-2024	385,000	401,932
Newmont Mining Corporation	2.60	7-15-2032	485,000	460,502
				1,711,783
Paper & forest products: 0.16%
Clearwater Paper Corporation 144A	4.75	8-15-2028	775,000	728,500
Real estate: 2.87%
Equity REITs: 2.87%
Alexandria Real Estate Equities Incorporated	2.95	3-15-2034	290,000	283,405
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	255,255
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,602,900
Boston Properties LP	2.75	10-1-2026	780,000	782,355
Boston Properties LP	3.20	1-15-2025	250,000	255,480
CubeSmart LP	2.25	12-15-2028	160,000	152,338
Digital Realty Trust LP	4.45	7-15-2028	510,000	549,212
Duke Realty LP	3.25	6-30-2026	1,500,000	1,542,651
Duke Realty LP	4.00	9-15-2028	230,000	246,957
HCP Incorporated	3.50	7-15-2029	560,000	579,615
Healthpeak Properties Incorporated	2.13	12-1-2028	40,000	38,423
Healthpeak Properties Incorporated	2.88	1-15-2031	190,000	186,754
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	269,984
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,536,526
Mid-America Apartments LP	3.60	6-1-2027	845,000	888,869
See accompanying notes to portfolio of investments

10  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Mid-America Apartments LP	4.20%	6-15-2028	$160,000	$ 172,535
National Retail Properties Incorporated	4.30	10-15-2028	370,000	396,742
Simon Property Group LP	1.38	1-15-2027	750,000	709,105
UDR Incorporated	3.20	1-15-2030	350,000	350,559
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,580,035
Welltower Incorporated	2.05	1-15-2029	190,000	179,807
Welltower Incorporated	2.70	2-15-2027	460,000	464,386
Welltower Incorporated	2.75	1-15-2032	320,000	306,103
				13,329,996
Utilities: 4.10%
Electric utilities: 2.95%
American Transmission System Incorporated 144A	2.65	1-15-2032	380,000	364,815
Dominion Energy South Carolina Incorporated	2.30	12-1-2031	450,000	427,839
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,067,712
Duke Energy Florida LLC	2.40	12-15-2031	200,000	190,562
Duke Energy Progress LLC	2.00	8-15-2031	620,000	577,485
Evergy Metro Incorporated	2.25	6-1-2030	350,000	335,064
FirstEnergy Corporation	4.40	7-15-2027	365,000	378,031
Florida Power & Light Company	2.45	2-3-2032	460,000	446,729
ITC Holdings Corporation	3.65	6-15-2024	120,000	123,148
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,144,089
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,713,655
NextEra Energy Operating PArtners	1.88	1-15-2027	1,060,000	1,025,388
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	6,000	6,045
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	500,000	502,500
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	1,979,151
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	731,927
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,838,822
Southern California Edison Company	6.00	1-15-2034	188,000	231,136
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	206,757
Tuscon Electric Power Company	3.25	5-15-2032	420,000	424,766
				13,715,621
Gas utilities: 0.49%
AmeriGas Partners LP	5.50	5-20-2025	450,000	458,118
AmeriGas Partners LP	5.88	8-20-2026	500,000	510,328
Boardwalk Pipelines Company	3.60	9-1-2032	625,000	618,348
Boardwalk Pipelines Company	5.95	6-1-2026	250,000	277,528
CenterPoint Energy Incorporated	1.75	10-1-2030	330,000	297,738
CenterPoint Energy Incorporated	3.00	3-1-2032	120,000	121,698
				2,283,758
Multi-utilities: 0.66%
Black Hills Corporation	4.35	5-1-2033	710,000	757,037
DTE Energy Company	3.00	3-1-2032	730,000	740,636
Sempra Infrastructure 144A	3.25	1-15-2032	825,000	782,704
WEC Energy Group Incorporated	2.20	12-15-2028	790,000	758,061
				3,038,438
Total Corporate bonds and notes (Cost $185,637,551)				188,466,242
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  11

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 10.27%
Alabama: 0.27%
Miscellaneous revenue: 0.27%
Alabama Federal Aid Highway Finance Authority Series B	2.65%	9-1-2037	$1,300,000	$ 1,261,228
Arizona: 0.09%
Miscellaneous revenue: 0.09%
Yuma AZ Pledged Revenue Obligations Series 2021	2.10	7-15-2030	430,000	413,108
California: 1.69%
GO revenue: 1.59%
Alameda County CA Series A	3.70	8-1-2031	275,000	300,775
Campbell Union High School District	2.31	8-1-2035	660,000	617,288
Coast Community College District	2.89	8-1-2035	1,165,000	1,171,496
Desert Community College District	2.78	8-1-2035	450,000	447,019
Oxnard Union High School District	1.87	8-1-2030	800,000	763,985
Palomar Community College District	2.32	8-1-2034	500,000	480,404
San Diego Community College District Series B	2.88	8-1-2033	1,935,000	1,983,358
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	720,604
Solano California Community College District Series B	1.76	8-1-2030	950,000	911,188
				7,396,117
Tax revenue: 0.10%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	470,447
Florida: 0.26%
Water & sewer revenue: 0.26%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,188,631
Georgia: 0.29%
GO revenue: 0.12%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	566,911
Tax revenue: 0.17%
Metro Atlanta Rapid Transit Authority Sales Tax Refunding Series 2021D	2.64	7-1-2035	815,000	802,992
Hawaii: 0.39%
GO revenue: 0.39%
Hawaii State Taxable Series FZ	1.60	8-1-2031	770,000	722,171
Hawaii State Taxable Series GD	2.52	10-1-2035	1,110,000	1,091,970
				1,814,141
Idaho: 0.04%
Miscellaneous revenue: 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	181,051
Indiana: 0.45%
Education revenue: 0.10%
University of Notre Dame Taxable Series 2010	4.90	3-1-2041	400,000	492,203
See accompanying notes to portfolio of investments

12  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.28%
Indiana Finance Authority Community Foundation	3.63%	3-1-2039	$1,235,000	$ 1,295,310
Miscellaneous revenue: 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	312,236
Louisiana: 0.11%
Tax revenue: 0.11%
Louisiana Gasoline & Fuels	2.80	5-1-2035	500,000	498,598
Massachusetts: 0.63%
GO revenue: 0.20%
Andover MA Taxable Pension Bonds	2.52	11-1-2035	575,000	568,018
Boston MA Qualified School Construction Bonds Series C	4.40	4-1-2026	370,000	370,905
				938,923
Tax revenue: 0.21%
Massachusetts State Taxable Consolidated Loan Series E	5.46	12-1-2039	750,000	977,253
Water & sewer revenue: 0.22%
Masscachusetts Water Resources Authority Series C	2.49	8-1-2034	1,000,000	995,063
Michigan: 0.21%
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	961,523
Mississippi: 0.34%
Education revenue: 0.06%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	0.87	10-25-2035	270,721	270,333
Miscellaneous revenue: 0.28%
Mississippi Series E	2.49	10-1-2035	1,350,000	1,324,231
New Jersey: 0.13%
Miscellaneous revenue: 0.13%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	540,000	601,186
New York: 0.32%
GO revenue: 0.11%
New York Refunding Bond Series B	2.65	2-15-2030	500,000	505,161
Miscellaneous revenue: 0.21%
New York Dormitory Authority Personal Income Taxable General Purpose Series C	1.54	3-15-2027	660,000	638,436
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	325,903
				964,339
North Carolina: 0.46%
Education revenue: 0.46%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	1.16	7-25-2041	1,235,171	1,229,945
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  13

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	1.16%	10-25-2041	$360,613	$ 360,526
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33	12-1-2036	500,000	526,005
				2,116,476
North Dakota: 0.16%
Miscellaneous revenue: 0.16%
North Dakota Public Finance Authority Series 2021	2.68	12-1-2035	750,000	724,502
Ohio: 0.54%
Education revenue: 0.27%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,272,400
Health revenue: 0.16%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	733,544
Miscellaneous revenue: 0.11%
Jobsohio Beverage System Ohio Statewide Senior Lien Liquor Profits Series A	2.83	1-1-2038	515,000	503,698
Oklahoma: 0.17%
Water & sewer revenue: 0.17%
Oklahoma Water Resources Board Refunding Bond Series 2019 (OK Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	783,810
Pennsylvania: 0.63%
Education revenue: 0.54%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,005,743
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	1.34	9-25-2065	742,233	747,554
University of Pittsburgh Series A	3.65	9-15-2036	715,000	776,426
				2,529,723
GO revenue: 0.09%
Northampton County PA Series C	2.54	10-1-2028	400,000	408,685
Rhode Island: 0.36%
Education revenue: 0.36%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	1.01	7-1-2031	1,657,633	1,658,934
South Carolina: 0.08%
GO revenue: 0.08%
Richland County SC School District #1 Refunding Bond Series 2020B	1.78	3-1-2028	385,000	378,493
Texas: 1.04%
Education revenue: 0.25%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	728,182
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	148,210
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	274,086
				1,150,478
See accompanying notes to portfolio of investments

14  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.59%
Hidalgo County TX Refunding Bonds Series 2018C	4.04%	8-15-2030	$1,270,000	$ 1,411,154
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	119,587
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	761,430
Texas Transportation Commission Series 2020	1.88	10-1-2034	500,000	452,021
				2,744,192
Miscellaneous revenue: 0.14%
Texas Transportation Commission Series 2020	1.53	10-1-2029	710,000	671,628
Tax revenue: 0.06%
Texas Transportation Commission Highway Fund Series B	5.18	4-1-2030	250,000	290,486
Utah: 0.47%
Education revenue: 0.47%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	0.86	9-25-2056	2,198,291	2,195,440
Vermont: 0.02%
Housing revenue: 0.02%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	117,950
Virginia: 0.19%
Education revenue: 0.17%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	453,095
University of Virginia Revenue Bond Series C	4.18	9-1-2117	265,000	327,392
				780,487
Housing revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	86,361	86,466
Washington: 0.53%
GO revenue: 0.53%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	437,739
King County WA Public Hospital District	2.70	12-1-2035	915,000	921,864
Washington Series T	3.45	8-1-2029	1,000,000	1,088,628
				2,448,231
West Virginia: 0.09%
Tax revenue: 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	405,000	429,542
Wisconsin: 0.31%
GO revenue: 0.17%
Wisconsin State Refunding Bond Series 1	2.50	5-1-2032	750,000	763,944
Miscellaneous revenue: 0.14%
Wisconsin State Refunding Bond Taxable Series 4	2.10	5-1-2035	690,000	656,618
Total Municipal obligations (Cost $47,282,698)				47,676,712
Non-agency mortgage-backed securities: 6.46%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	549,738
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  15

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55%	9-10-2047	$301,275	$ 306,486
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	184,162	186,803
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	618,031
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,851,458
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,649,561	2,704,193
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	639,997
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	630,104
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	358,986
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,633,222
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	461,434
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,161,424
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,370,328
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	209,972	213,435
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,832,594
Small Business Investment Company Series 2021-10A Class 1	1.67	3-10-2031	586,643	572,867
Small Business Investment Company Series 2021-10B Class 1	1.30	9-10-2031	1,665,000	1,606,742
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	13,537	13,545
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	1,305,566	1,334,805
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	1,537,344	1,549,478
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,487,238
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	1,928,930
Total Non-agency mortgage-backed securities (Cost $29,573,444)				30,011,838
U.S. Treasury securities: 8.63%
U.S. Treasury Bond	1.13	5-15-2040	930,000	773,426
U.S. Treasury Bond	1.13	8-15-2040	3,850,000	3,189,785
U.S. Treasury Bond	1.38	11-15-2040	6,905,000	5,970,667
U.S. Treasury Bond	1.63	11-15-2050	5,417,000	4,746,223
U.S. Treasury Bond	1.88	2-15-2041	6,005,000	5,645,169
U.S. Treasury Bond	1.88	2-15-2051	2,244,000	2,089,024
U.S. Treasury Bond	2.38	11-15-2049	10,063,000	10,434,073
U.S. Treasury Note	0.13	5-31-2023	2,500,000	2,465,723
U.S. Treasury Note	2.00	8-15-2051	2,140,000	2,052,728
See accompanying notes to portfolio of investments

16  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.25%	5-15-2041	$1,500,000	$ 1,495,254
U.S. Treasury Note	2.38	5-15-2051	1,185,000	1,235,594
Total U.S. Treasury securities (Cost $43,989,200)				40,097,666
Yankee corporate bonds and notes: 6.91%
Consumer staples: 0.13%
Food products: 0.13%
Mondelez International Holdings Company 144A	1.25	9-24-2026	620,000	586,894
Energy: 0.38%
Oil, gas & consumable fuels: 0.38%
BP Capital Markets plc	3.28	9-19-2027	155,000	159,368
Cenovus Energy Incorporated	4.25	4-15-2027	550,000	581,617
Petroleos Mexicanos	2.29	2-15-2024	55,000	55,450
Petroleos Mexicanos	2.83	2-15-2024	115,000	116,668
Petroleos Mexicanos Company	6.38	1-23-2045	1,080,000	877,743
				1,790,846
Financials: 3.95%
Banks: 2.93%
Bank of Montreal «	1.25	9-15-2026	765,000	725,368
Bank of Nova Scotia	1.30	9-15-2026	1,040,000	993,159
Bank of Nova Scotia	1.95	2-2-2027	110,000	106,763
Bank of Nova Scotia	4.50	12-16-2025	80,000	85,246
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	820,157
BNP Paribas SA 144A	4.40	8-14-2028	520,000	553,751
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +1.00%) 144A±	1.34	6-24-2026	530,000	510,071
Cooperative RaboBank (1 Year Treasury Constant Maturity +0.73%) 144A±	1.98	12-15-2027	1,060,000	1,027,607
HSBC Holdings plc (U.S. SOFR +1.41%) ±	2.87	11-22-2032	270,000	256,136
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	990,958
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,595,864
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	1,050,000	996,046
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.83%) ±	2.34	1-19-2028	300,000	292,765
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	260,000	244,623
National Bank of Australia 144A	1.89	1-12-2027	660,000	646,735
Royal Bank of Canada	1.15	7-14-2026	500,000	473,383
Royal Bank of Canada	1.40	11-2-2026	830,000	790,937
Sumitomo Mitsui Financial Group Incorporated	1.47	7-8-2025	430,000	415,003
Sumitomo Mitsui Financial Group Incorporated	1.90	9-17-2028	660,000	617,802
Sumitomo Mitsui Financial Group Incorporated	2.17	1-14-2027	200,000	195,210
TD Bank N.A.	2.45	1-12-2032	230,000	221,235
Toronto Dominion Bank	1.25	9-10-2026	1,130,000	1,071,229
				13,630,048
Capital markets: 0.89%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,519,080
NXP BV 144A	2.65	2-15-2032	870,000	818,753
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  17

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
UBS Group Funding Switzerland (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75%	2-11-2033	$200,000	$ 190,686
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,593,995
				4,122,514
Consumer finance: 0.13%
NTT Finance Corporation 144A	1.16	4-3-2026	630,000	598,922
Health care: 0.19%
Pharmaceuticals: 0.19%
Teva Pharmaceutical Finance BV	3.15	10-1-2026	975,000	888,688
Industrials: 1.10%
Aerospace & defense: 0.26%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,220,412
Electrical equipment: 0.25%
Sensata Technologies BV 144A	4.00	4-15-2029	935,000	897,600
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	279,193
				1,176,793
Machinery: 0.48%
CNH Industrial NV	4.50	8-15-2023	600,000	619,085
Siemens Finance 144A	1.70	3-11-2028	660,000	626,673
Trane Technologies plc	3.80	3-21-2029	930,000	975,225
				2,220,983
Road & rail: 0.11%
Canadian Pacific Railway Company	2.45	12-2-2031	520,000	499,061
Information technology: 0.52%
Electronic equipment, instruments & components: 0.07%
Tyco Electronics Corporation	2.50	2-4-2032	360,000	349,551
Software: 0.23%
Experian Finance plc 144A	4.25	2-1-2029	510,000	550,375
OpenText Corporation 144A	3.88	2-15-2028	520,000	503,490
				1,053,865
Technology hardware, storage & peripherals: 0.22%
Seagate HDD	3.13	7-15-2029	375,000	341,524
TSMC Global Limited 144A	1.25	4-23-2026	700,000	666,312
				1,007,836
Materials: 0.64%
Chemicals: 0.04%
Nutrien Limited	2.95	5-13-2030	180,000	179,159
See accompanying notes to portfolio of investments

18  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.60%
Anglo American Capital plc 144A	4.75%	4-10-2027	$1,000,000	$ 1,074,329
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,698,765
				2,773,094
Total Yankee corporate bonds and notes (Cost $32,308,474)				32,098,666

		Yield	Shares
Short-term investments: 1.26%
Investment companies: 1.26%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	5,514,367	5,514,367
Securities Lending Cash Investments LLC ♠∩∞		0.11	338,525	338,525
Total Short-term investments (Cost $5,852,892)				5,852,892
Total investments in securities (Cost $463,623,281)	100.15%			465,173,425
Other assets and liabilities, net	(0.15)			(689,058)
Total net assets	100.00%			$464,484,367

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  19

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,036,815	$132,033,955	$(149,556,403)	$0	$0	$5,514,367	5,514,367	$3,948
Securities Lending Cash Investments LLC	127,000	1,066,062	(854,537)	0	0	338,525	338,525	537#
				$0	$0	$5,852,892		$4,485

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

20  |  Allspring Managed Fixed Income Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Managed Fixed Income Portfolio  |  21

Notes to portfolio of investments—February 28, 2022 (unaudited)

to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$113,270,473	$714,438	$113,984,911
Asset-backed securities	0	6,984,498	0	6,984,498
Corporate bonds and notes	0	188,466,242	0	188,466,242
Municipal obligations	0	47,676,712	0	47,676,712
Non-agency mortgage-backed securities	0	30,011,838	0	30,011,838
U.S. Treasury securities	40,097,666	0	0	40,097,666
Yankee corporate bonds and notes	0	32,098,666	0	32,098,666
Short-term investments
Investment companies	5,852,892	0	0	5,852,892
Total assets	$45,950,558	$418,508,429	$714,438	$465,173,425
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

22  |  Allspring Managed Fixed Income Portfolio